Supplement to the
Fidelity® Short-Term Bond Index Fund
October 30, 2024
Summary Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
SDX-I-SUSTK-0125-100 1.9919440.100	January 31, 2025